Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%♦
Communication Services — 2.16%
AMC Networks Class A †	30,800	$ 304,920
Cargurus †	137,013	5,006,455
Fox Class A	61,600	2,992,528
Nexstar Media Group	18,100	2,859,257
Playtika Holding	189,100	1,312,354
Shutterstock	32,900	998,515
TEGNA	69,900	1,278,471
		14,752,500
Consumer Discretionary — 13.36%
Academy Sports & Outdoors	26,041	1,498,139
American Axle & Manufacturing Holdings †	93,200	543,356
Autoliv	17,700	1,660,083
AutoNation †	6,600	1,120,944
Bloomin' Brands	74,100	904,761
BorgWarner	41,200	1,309,748
Brunswick	21,300	1,377,684
Capri Holdings †	25,588	538,883
Dick's Sporting Goods	17,900	4,096,236
El Pollo Loco Holdings †	91,000	1,050,140
Expedia Group †	17,400	3,242,142
Gentex	307,802	8,843,152
Goodyear Tire & Rubber †	70,000	630,000
Guess?	47,500	667,850
H&R Block	40,400	2,134,736
Harley-Davidson	59,700	1,798,761
Haverty Furniture	43,900	977,214
Jack in the Box	15,291	636,717
Kohl's	47,900	672,516
Lear	8,300	786,010
Macy's	73,400	1,242,662
Malibu Boats Class A †	19,500	733,005
Mattel †	103,800	1,840,374
MGM Resorts International †	32,900	1,139,985
Mohawk Industries †	13,600	1,620,168
Nordstrom	28,400	685,860
ODP †	29,100	661,734
Penske Automotive Group	13,400	2,042,696
Perdoceo Education	69,500	1,839,665
Phinia	12,800	616,576
Polaris	11,800	679,916
PulteGroup	30,100	3,277,890
PVH	23,100	2,442,825
Sally Beauty Holdings †	65,000	679,250
Shoe Carnival	400	13,232
Smith & Wesson Brands	67,800	685,119
Steven Madden	179,538	7,633,956
Tapestry	37,600	2,456,408
Tempur Sealy International	151,922	8,612,458
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Consumer Discretionary (continued)
Toll Brothers	46,500	$ 5,856,675
Travel + Leisure	12,500	630,625
Whirlpool	21,600	2,472,768
Winnebago Industries	28,300	1,352,174
Wyndham Hotels & Resorts	75,517	7,611,358
		91,316,451
Consumer Staples — 3.66%
Albertsons Class A	103,000	2,022,920
Bunge Global	20,700	1,609,632
Conagra Brands	37,200	1,032,300
Herbalife †	112,000	749,280
Ingles Markets Class A	12,677	816,906
Ingredion	30,700	4,223,092
Molson Coors Beverage Class B	78,000	4,470,960
US Foods Holding †	149,702	10,098,897
		25,023,987
Energy — 4.63%
APA	51,700	1,193,753
CNX Resources †	67,800	2,486,226
EQT	204,619	9,434,982
Helmerich & Payne	60,200	1,927,604
HF Sinclair	68,100	2,386,905
Matador Resources	44,200	2,486,692
Murphy Oil	86,387	2,614,071
Scorpio Tankers	30,900	1,535,421
SM Energy	26,300	1,019,388
Viper Energy	107,164	5,258,537
Vitesse Energy	9,109	227,725
World Kinect	39,900	1,097,649
		31,668,953
Financials — 25.42%
Affiliated Managers Group	9,500	1,756,740
Ally Financial	70,700	2,545,907
American Financial Group	8,600	1,177,598
Annaly Capital Management	52,450	959,835
Ares Capital	85,300	1,867,217
Associated Banc-Corp	121,500	2,903,850
Banco Latinoamericano de Comercio Exterior Class E	67,900	2,415,203
Berkshire Hills Bancorp	54,900	1,560,807
Blue Owl Capital	77,200	1,167,264
Cadence Bank	270,187	9,307,942
Carlyle Secured Lending	64,600	1,158,278
Cathay General Bancorp	30,000	1,428,300
Citizens Financial Group	37,300	1,632,248
CNA Financial	40,395	1,953,906
CNO Financial Group	144,200	5,365,682
Comerica	37,300	2,307,005
NQ- OPTSV [1224] 0225 (4220796)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Corpay †	5,600	$ 1,895,152
Customers Bancorp †	30,400	1,479,872
Employers Holdings	49,550	2,538,446
Equitable Holdings	33,100	1,561,327
Essent Group	26,800	1,458,992
Everest Group	4,800	1,739,808
Fidelity National Financial	31,900	1,790,866
Fifth Third Bancorp	30,200	1,276,856
First BanCorp	66,100	1,228,799
First Busey	74,400	1,753,608
First Horizon	168,500	3,393,590
FS KKR Capital	57,750	1,254,330
Hancock Whitney	24,300	1,329,696
Hanmi Financial	73,400	1,733,708
Hope Bancorp	122,400	1,504,296
Kemper	161,786	10,749,062
Lincoln National	33,300	1,055,943
M&T Bank	25,173	4,732,776
MGIC Investment	107,200	2,541,712
New Mountain Finance	95,300	1,073,078
OFG Bancorp	80,800	3,419,456
Old Republic International	40,800	1,476,552
OneMain Holdings	24,900	1,298,037
Popular	18,700	1,758,922
Preferred Bank	12,100	1,045,198
PROG Holdings	39,600	1,673,496
Radian Group	69,500	2,204,540
Regional Management	26,100	886,878
Regions Financial	135,500	3,186,960
Reinsurance Group of America	13,600	2,905,368
Rithm Capital	131,300	1,421,979
SouthState	89,319	8,885,454
Stifel Financial	93,714	9,941,181
Synchrony Financial	59,000	3,835,000
Synovus Financial	174,758	8,952,852
TPG	123,478	7,759,358
Universal Insurance Holdings	11,600	244,296
Unum Group	75,700	5,528,371
Victory Capital Holdings Class A	39,300	2,572,578
Voya Financial	107,683	7,411,821
Western Union	66,100	700,660
Willis Towers Watson	23,612	7,396,223
Zions Bancorp	67,700	3,672,725
		173,777,604
Healthcare — 7.07%
Baxter International	54,100	1,577,556
Charles River Laboratories International †	36,067	6,657,968
Concentra Group Holdings Parent	27,275	539,499
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
DaVita †	16,400	$ 2,452,620
Exelixis †	100,800	3,356,640
Incyte †	35,200	2,431,264
Integra LifeSciences Holdings †	192,676	4,369,892
Ironwood Pharmaceuticals †	167,200	740,696
Jazz Pharmaceuticals †	35,100	4,322,565
Organon & Co.	107,300	1,600,916
Perrigo	306,841	7,888,882
Select Medical Holdings	33,800	637,130
United Therapeutics †	15,870	5,599,571
Universal Health Services Class B	22,600	4,054,892
Viatris	165,100	2,055,495
		48,285,586
Industrials — 17.30%
ACCO Brands	146,000	766,500
Acuity Brands	4,400	1,285,372
AGCO	42,100	3,935,508
Allison Transmission Holdings	55,500	5,997,330
Apogee Enterprises	36,200	2,585,042
ArcBest	20,700	1,931,724
Atkore	30,700	2,561,915
Boise Cascade	77,269	9,184,193
Builders FirstSource †	23,200	3,315,976
CNH Industrial	377,900	4,281,607
Covenant Logistics Group	9,900	539,649
CSG Systems International	21,152	1,081,079
Delta Air Lines	99,256	6,004,988
Deluxe	29,800	673,182
DXP Enterprises †	3,000	247,860
Ennis	45,800	965,922
Fortune Brands Innovations	127,098	8,684,606
Gates Industrial †	103,800	2,135,166
Greenbrier	18,700	1,140,513
Griffon	17,900	1,275,733
Huntington Ingalls Industries	6,200	1,171,614
John Bean Technologies	55,056	6,997,618
Knight-Swift Transportation Holdings	152,002	8,062,186
ManpowerGroup	26,300	1,518,036
Matson	8,800	1,186,592
Middleby †	59,576	8,069,569
MillerKnoll	86,600	1,956,294
Moog Class A	4,648	914,912
Oshkosh	22,400	2,129,568
Owens Corning	19,700	3,355,304
Primoris Services	12,500	955,000
Ryder System	27,700	4,345,022
Snap-on	9,300	3,157,164

2    NQ- OPTSV [1224] 0225 (4220796)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Textron	54,600	$ 4,176,354
TransUnion	83,612	7,751,669
United Airlines Holdings †	31,900	3,097,490
Wabash National	45,100	772,563
		118,210,820
Information Technology — 9.37%
Adeia	157,800	2,206,044
Allegro MicroSystems †	313,712	6,857,744
Amdocs	29,400	2,503,116
Amkor Technology	102,600	2,635,794
Arrow Electronics †	24,580	2,780,490
Belden	56,592	6,372,825
Cirrus Logic †	15,100	1,503,658
Dropbox Class A †	88,000	2,643,520
Flex †	168,339	6,462,534
Gen Digital	73,900	2,023,382
Informatica Class A †	197,993	5,133,959
Jabil	27,500	3,957,250
Kimball Electronics †	36,600	685,518
MKS Instruments	61,340	6,403,283
NCR Atleos †	18,600	630,912
NCR Voyix †	37,200	514,848
NetApp	28,800	3,343,104
Sanmina †	53,000	4,010,510
Skyworks Solutions	14,400	1,276,992
TD SYNNEX	13,700	1,606,736
Xerox Holdings	61,300	516,759
		64,068,978
Materials — 6.41%
Arch Resources	6,700	946,174
Berry Global Group	48,200	3,117,094
Chemours	37,600	635,440
Eastman Chemical	12,000	1,095,840
FMC	153,571	7,465,086
Graphic Packaging Holding	38,400	1,042,944
Greif Class A	17,100	1,045,152
Huntsman	318,285	5,738,679
Ingevity †	149,560	6,094,570
Koppers Holdings	37,700	1,221,480
Magnera †	13,317	241,970
Mosaic	37,000	909,460
O-I Glass †	59,800	648,232
Reliance	37,190	10,013,779
Silgan Holdings	19,800	1,030,590
Steel Dynamics	22,700	2,589,389
		43,835,879
Real Estate — 7.07%
American Assets Trust	55,500	1,457,430
American Healthcare	204,161	5,802,256
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate (continued)
Apple Hospitality	103,500	$ 1,588,725
Armada Hoffler Properties	100,700	1,030,161
Brixmor Property Group	406,666	11,321,581
Camden Property Trust	84,969	9,859,803
City Office	137,000	756,240
CTO Realty Growth	46,500	916,515
EPR Properties	45,900	2,032,452
Highwoods Properties	43,800	1,339,404
Host Hotels & Resorts	171,300	3,001,176
Industrial Logistics Properties Trust	63,789	232,830
Kite Realty Group Trust	63,600	1,605,264
Omega Healthcare Investors	32,700	1,237,695
Outfront Media	95,590	1,695,766
Piedmont Office Realty Trust Class A	78,300	716,445
Sabra Health Care	164,500	2,849,140
Service Properties Trust	104,300	264,922
Uniti Group	107,160	589,380
		48,297,185
Utilities — 2.74%
National Fuel Gas	44,100	2,675,988
NiSource	305,424	11,227,386
NRG Energy	39,500	3,563,690
UGI	45,200	1,275,996
		18,743,060
Total Common Stocks (cost $601,670,156)		677,981,003

Short-Term Investments — 0.65%
Money Market Mutual Funds — 0.65%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,104,823	1,104,823
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,104,823	1,104,823
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,104,823	1,104,823

NQ- OPTSV [1224] 0225 (4220796)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,104,823	$ 1,104,823
Total Short-Term Investments (cost $4,419,292)		4,419,292

Total Value of Securities—99.84% (cost $606,089,448)		682,400,295
Receivables and Other Assets Net of Liabilities—0.16%		1,119,021
Net Assets Applicable to 47,649,877 Shares Outstanding—100.00%		$683,519,316

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

4    NQ- OPTSV [1224] 0225 (4220796)